Expense Example - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	$ 128